Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	¥ 1,115,987		¥ 2,765,275
Total gains (losses) for the period included in earnings, Assets	87,733		99,699
Total gains (losses) for the period included in other comprehensive income, Assets	48,089		10,675
Purchases, Assets	763,866		752,094
Issues, Assets	(4,889)		(2,775)
Sales, Assets	(319,038)		(380,471)
Settlements, Assets	(394,876)		(614,805)
Transfers into Level 3, Assets	32,434	[1]	192,404	[1]
Transfers out of Level 3, Assets	(85,038)	[1]	(1,706,109)	[1]
Level 3 assets, Ending balance	1,244,268		1,115,987
Change in unrealized gains (losses) included in earnings for assets still held at period end	51,842		77,361
Level 3 liabilities, Beginning balance	121,932		43,536
Total gains (losses) for the period included in earnings, Liabilities	(19,097)		(74,957)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(24,145)		(20,590)
Purchases, Liabilities			239
Issues, Liabilities	302		2,432
Sales, Liabilities
Settlements, Liabilities	(28,498)		(20,907)
Transfers into Level 3, Liabilities	(10)	[1]	1,181	[1]
Transfers out of Level 3, Liabilities	(44,101)	[1]	(96)	[1]
Level 3 liabilities, Ending balance	92,867		121,932
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(10,707)		(61,188)
Trading securities, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount			223,938
Securities available-for-sale, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount			1,209,272
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance	121,932		43,536
Total gains (losses) for the period included in earnings, Liabilities	(19,097)	[2]	(74,957)	[2]
Total gains (losses) for the period included in other comprehensive income, Liabilities	(24,145)		(20,590)
Purchases, Liabilities			239
Issues, Liabilities	302		2,432
Sales, Liabilities
Settlements, Liabilities	(28,498)		(20,907)
Transfers into Level 3, Liabilities	(10)	[1]	1,181	[1]
Transfers out of Level 3, Liabilities	(44,101)	[1]	(96)	[1]
Level 3 liabilities, Ending balance	92,867		121,932
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(10,707)	[2]	(61,188)	[2]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	631,113	[3]	1,076,657	[3]
Total gains (losses) for the period included in earnings, Assets	50,809	[3],[4]	77,239	[3],[4]
Purchases, Assets	499,143	[3]	518,698	[3]
Sales, Assets	(302,363)	[3]	(360,580)	[3]
Settlements, Assets	(173,816)	[3]	(378,767)	[3]
Transfers into Level 3, Assets	12,574	[1],[3]	49,521	[1],[3]
Transfers out of Level 3, Assets	(58,543)	[1],[3]	(351,655)	[1],[3]
Level 3 assets, Ending balance	658,917	[3]	631,113	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	36,144	[3],[4]	64,764	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	96,255		149,731
Total gains (losses) for the period included in earnings, Assets	4,905		19,142
Purchases, Assets	65,828		179,907
Sales, Assets	(72,059)		(205,581)
Settlements, Assets	(32,354)		(24,043)
Transfers into Level 3, Assets	2,414	[1]	23,202	[1]
Transfers out of Level 3, Assets	(49,539)	[1]	(46,103)	[1]
Level 3 assets, Ending balance	15,450		96,255
Change in unrealized gains (losses) included in earnings for assets still held at period end	232		11,831
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	77,089		501,895
Total gains (losses) for the period included in earnings, Assets	4,916		3,354
Purchases, Assets	100,011		55,147
Sales, Assets	(43,326)		(2,089)
Settlements, Assets	(7,242)		(223,088)
Transfers into Level 3, Assets	10,074	[1],[5]	26,315	[1],[5]
Transfers out of Level 3, Assets	(9,004)	[1],[5]	(284,445)	[1],[5],[6]
Level 3 assets, Ending balance	132,518		77,089
Change in unrealized gains (losses) included in earnings for assets still held at period end	4,922		5,206
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	9,881		10,124
Total gains (losses) for the period included in earnings, Assets	1,187		1,677
Purchases, Assets	83,179		12,050
Sales, Assets	(81,698)		(12,042)
Settlements, Assets	(948)		(1,928)
Level 3 assets, Ending balance	11,601		9,881
Change in unrealized gains (losses) included in earnings for assets still held at period end	702		1,599
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	396,071		395,198
Total gains (losses) for the period included in earnings, Assets	32,794		44,365
Purchases, Assets	245,342		239,598
Sales, Assets	(101,271)		(132,275)
Settlements, Assets	(133,272)		(129,708)
Transfers out of Level 3, Assets			(21,107)	[1]
Level 3 assets, Ending balance	439,664		396,071
Change in unrealized gains (losses) included in earnings for assets still held at period end	27,252		41,748
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	29,526
Total gains (losses) for the period included in earnings, Assets	3,039		4,358
Purchases, Assets			25,168
Level 3 assets, Ending balance	32,565		29,526
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,039		4,358
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	22,291		19,709
Total gains (losses) for the period included in earnings, Assets	3,968		4,343
Purchases, Assets	4,783		6,828
Sales, Assets	(4,009)		(8,593)
Transfers into Level 3, Assets	86	[1]	4	[1]
Level 3 assets, Ending balance	27,119		22,291
Change in unrealized gains (losses) included in earnings for assets still held at period end	(3)		22
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(20,466)		(27,458)
Total gains (losses) for the period included in earnings, Assets	30,791	[4]	20,344	[4]
Total gains (losses) for the period included in other comprehensive income, Assets	(3,463)		(5,408)
Purchases, Assets	4,732		1,379
Issues, Assets	(4,889)		(2,775)
Settlements, Assets	(2,252)		(24,964)
Transfers into Level 3, Assets	15,116	[1]	29,392	[1]
Transfers out of Level 3, Assets	(10,705)	[1]	(10,976)	[1]
Level 3 assets, Ending balance	8,864		(20,466)
Change in unrealized gains (losses) included in earnings for assets still held at period end	15,146	[4]	17,466	[4]
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(2,250)		(44,904)
Total gains (losses) for the period included in earnings, Assets	19,554		42,457
Total gains (losses) for the period included in other comprehensive income, Assets	714		233
Purchases, Assets	878		2
Issues, Assets			(4)
Settlements, Assets	(4,762)		(8,468)
Transfers into Level 3, Assets	6,712	[1]	8,431	[1]
Transfers out of Level 3, Assets	(7,170)	[1]	3	[1]
Level 3 assets, Ending balance	13,676		(2,250)
Change in unrealized gains (losses) included in earnings for assets still held at period end	14,695		38,552
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(16,806)		23,907
Total gains (losses) for the period included in earnings, Assets	9,615		(28,164)
Total gains (losses) for the period included in other comprehensive income, Assets	(3,835)		(5,517)
Purchases, Assets	770		448
Issues, Assets	(1,215)		(1,852)
Settlements, Assets	(431)		(16,150)
Transfers into Level 3, Assets	8,432	[1]	21,644	[1]
Transfers out of Level 3, Assets	(3,568)	[1]	(11,122)	[1]
Level 3 assets, Ending balance	(7,038)		(16,806)
Change in unrealized gains (losses) included in earnings for assets still held at period end	460		(27,532)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	1,381		(7,019)
Total gains (losses) for the period included in earnings, Assets	4,125		9,275
Total gains (losses) for the period included in other comprehensive income, Assets	34		10
Purchases, Assets	1,323		444
Issues, Assets	(1,323)		(434)
Settlements, Assets	(1,345)		(833)
Transfers into Level 3, Assets			(62)	[1]
Level 3 assets, Ending balance	4,195		1,381
Change in unrealized gains (losses) included in earnings for assets still held at period end	202		9,449
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(804)		162
Total gains (losses) for the period included in earnings, Assets	109		(438)
Total gains (losses) for the period included in other comprehensive income, Assets	(10)		(19)
Purchases, Assets	1,761		485
Issues, Assets	(2,351)		(485)
Settlements, Assets	668		(52)
Transfers into Level 3, Assets	(28)	[1]	(600)	[1]
Transfers out of Level 3, Assets	33	[1]	143	[1]
Level 3 assets, Ending balance	(622)		(804)
Change in unrealized gains (losses) included in earnings for assets still held at period end	809		(140)
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(1,987)		396
Total gains (losses) for the period included in earnings, Assets	(2,612)		(2,786)
Total gains (losses) for the period included in other comprehensive income, Assets	(366)		(115)
Settlements, Assets	3,618		539
Transfers into Level 3, Assets			(21)	[1]
Level 3 assets, Ending balance	(1,347)		(1,987)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,020)		(2,863)
Investment Securities, Securities Available-For-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	472,127		1,673,387
Total gains (losses) for the period included in earnings, Assets	3,950	[7]	3,218	[7]
Total gains (losses) for the period included in other comprehensive income, Assets	51,538		16,083
Purchases, Assets	256,776		230,505
Sales, Assets	(10,961)		(14,809)
Settlements, Assets	(218,806)		(211,058)
Transfers into Level 3, Assets	4,744	[1]	113,491	[1]
Transfers out of Level 3, Assets	(14,680)	[1]	(1,338,690)	[1]
Level 3 assets, Ending balance	544,688		472,127
Change in unrealized gains (losses) included in earnings for assets still held at period end	(869)	[7]	(4,380)	[7]
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	148,722		130,720
Total gains (losses) for the period included in other comprehensive income, Assets	3,393		2,582
Purchases, Assets	5,574		23,158
Sales, Assets			(31)
Settlements, Assets	(6,042)		(7,707)
Level 3 assets, Ending balance	151,647		148,722
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	92,846		1,460,489
Total gains (losses) for the period included in earnings, Assets	4,059		1,629
Total gains (losses) for the period included in other comprehensive income, Assets	(51)		(1,855)
Purchases, Assets	5,046		11,465
Sales, Assets	(1,367)		(12,843)
Settlements, Assets	(14,772)		(140,840)
Transfers into Level 3, Assets	4,744	[1],[5]	113,491	[1],[5]
Transfers out of Level 3, Assets	(14,656)	[1],[5]	(1,338,690)	[1],[5],[6]
Level 3 assets, Ending balance	75,849		92,846
Change in unrealized gains (losses) included in earnings for assets still held at period end	(873)		(4,370)
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	21,492		22,351
Total gains (losses) for the period included in earnings, Assets	3		(27)
Total gains (losses) for the period included in other comprehensive income, Assets	83		100
Purchases, Assets	3,015		4,500
Sales, Assets	(609)
Settlements, Assets	(4,726)		(5,432)
Level 3 assets, Ending balance	19,258		21,492
Change in unrealized gains (losses) included in earnings for assets still held at period end			(1)
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	39		3,802
Total gains (losses) for the period included in earnings, Assets			1,090
Total gains (losses) for the period included in other comprehensive income, Assets	(153)		(126)
Purchases, Assets	3,265
Sales, Assets	(39)		(1,855)
Settlements, Assets			(2,872)
Level 3 assets, Ending balance	3,112		39
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	102,250		54,947
Total gains (losses) for the period included in earnings, Assets	(120)		606
Total gains (losses) for the period included in other comprehensive income, Assets	17,636		8,400
Purchases, Assets	178,735		85,469
Sales, Assets	(8,751)
Settlements, Assets	(179,874)		(47,172)
Level 3 assets, Ending balance	109,876		102,250
Change in unrealized gains (losses) included in earnings for assets still held at period end	4		30
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	106,714		964
Total gains (losses) for the period included in earnings, Assets			(84)
Total gains (losses) for the period included in other comprehensive income, Assets	30,630		6,980
Purchases, Assets	61,118		105,889
Sales, Assets	(195)
Settlements, Assets	(13,321)		(7,035)
Level 3 assets, Ending balance	184,946		106,714
Change in unrealized gains (losses) included in earnings for assets still held at period end			(43)
Investment Securities, Securities Available-For-Sale [Member] | Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	64		114
Total gains (losses) for the period included in earnings, Assets	8		4
Total gains (losses) for the period included in other comprehensive income, Assets			2
Purchases, Assets	23		24
Sales, Assets			(80)
Settlements, Assets	(71)
Transfers out of Level 3, Assets	(24)	[1]
Level 3 assets, Ending balance			64
Change in unrealized gains (losses) included in earnings for assets still held at period end			4
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	24,795		32,321
Total gains (losses) for the period included in earnings, Assets	1,751	[2]	(505)	[2]
Total gains (losses) for the period included in other comprehensive income, Assets	14
Purchases, Assets	2,879		875
Sales, Assets	(2,126)		(3,092)
Settlements, Assets	(2)		(16)
Transfers out of Level 3, Assets	(1,110)	[1]	(4,788)	[1]
Level 3 assets, Ending balance	26,201		24,795
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,258	[2]	(618)	[2]
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	8,418		10,368
Total gains (losses) for the period included in earnings, Assets	432	[2]	(597)	[2]
Purchases, Assets	336		637
Sales, Assets	(3,588)		(1,990)
Level 3 assets, Ending balance	5,598		8,418
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 163	[2]	¥ 129	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities under fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange gains (losses)-net.
[5]	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Certain private placement bonds issued by non-public companies which are accounted for as trading account securities amounted to ¥223,938 million and securities available-for-sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the fiscal year ended March 31, 2013. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.
[7]	Included in Investment securities gains-net.